Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 642,612	$ 610,902
Allowance for credit losses	(5,626)	(7,639)
Total loans net of allowance for credit losses	636,986	603,263
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	162,348	166,776
Total loans net of allowance for credit losses	162,348	166,776
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	381,076	340,571
Total loans net of allowance for credit losses	381,076	340,571
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,132	22,476
Total loans net of allowance for credit losses	22,132	22,476
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	20,827	19,638
Total loans net of allowance for credit losses	20,827	19,638
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	56,229	61,441
Allowance for credit losses	(5,626)	(7,639)
Total loans net of allowance for credit losses	50,603	53,802
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	319,678	284,684
Allowance for credit losses	(802)	(884)
Total loans net of allowance for credit losses	318,876	283,800
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	38,886	44,076
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	247,343	207,998
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,112	13,216
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,417	16,796
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,920	2,598
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,540	93,758
Allowance for credit losses	(2,341)	(3,155)
Total loans net of allowance for credit losses	89,199	90,603
Loans to consumers [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,057	15,307
Loans to consumers [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,414	34,190
Loans to consumers [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,047	4,406
Loans to consumers [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,180	873
Loans to consumers [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,842	38,982
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,450	14,797
Allowance for credit losses	(1,211)	(1,886)
Total loans net of allowance for credit losses	11,239	12,911
Credit Card [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,450	14,797
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	218,944	217,663
Allowance for credit losses	(1,272)	(1,714)
Total loans net of allowance for credit losses	217,672	215,949
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	108,405	107,393
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	100,319	98,383
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,973	4,854
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	230	1,969
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,017	5,064
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	241,145	237,641
Total loans net of allowance for credit losses	241,145	237,641
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	83,578	51,462
Floating interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,254	42,284
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	120,313	143,895
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	395,587	365,662
Total loans net of allowance for credit losses	395,587	365,662
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	233,217	230,590
Fixed interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	53,374	49,088
Fixed interest rate [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,450	14,797
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	96,546	71,187
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,880	7,599
Allowance for credit losses	(5,626)	(7,639)
Total loans net of allowance for credit losses	254	(40)
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,883	2,632
Non-rate sensitive [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	912	2,386
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,085	$ 2,581